VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.E.
Judiciary Plaza
Washington, D.C.  20549
Attention: Division of Investment Management

RE: BlackRock Technology Fund
Post-Effective Amendment No. 14 to the Registration
Statement on Form N-1A (Securities Act File No. 333-48929,
Investment Company Act File No. 811-8721)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), BlackRock
Technology Fund (the "Fund") hereby
certifies that:

(1) the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule
497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on July 25, 2008.

Sincerely,

BlackRock Technology Fund

/s/ Denis Molleur

Denis Molleur
Managing Director
Legal and Compliance